Partly-owned Subsidiaries with Material Non-controlling Interests - Summary of Financial Information of Subsidiaries that have Material Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Revenue	¥ 120,986	¥ 115,278	¥ 102,475
Total expenses	118,107	112,561	100,525
Profit for the year	3,480	2,930	6,810
Total comprehensive income for the year	3,433	2,587	7,094
Current assets	19,743	15,932
Non-current assets	265,442	223,085
Current liabilities	78,363	73,064
Non-current liabilities	134,176	104,352
Net cash flows from operating activities	28,972	22,338	19,572
Net cash flows used in investing activities	(4,899)	(12,780)	(21,312)
Net cash flows used in financing activities	(23,375)	(13,558)	¥ 4,708
China Eastern Airlines Jiangsu Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	9,774	9,313
Total expenses	9,466	9,008
Profit for the year	308	305
Total comprehensive income for the year	309	297
Current assets	1,116	1,338
Non-current assets	12,620	9,460
Current liabilities	2,486	2,116
Non-current liabilities	7,390	4,753
Net cash flows from operating activities	1,930	1,036
Net cash flows used in investing activities	(16)	(37)
Net cash flows used in financing activities	(1,874)	(991)
Net increase/ (decrease) in cash and cash equivalents	40	8
China Eastern Airlines Yunnan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	11,634	10,523
Total expenses	11,110	10,183
Profit for the year	524	340
Total comprehensive income for the year	524	340
Current assets	575	379
Non-current assets	19,210	16,018
Current liabilities	3,623	3,213
Non-current liabilities	8,859	6,196
Net cash flows from operating activities	2,457	3,686
Net cash flows used in investing activities	(425)	(592)
Net cash flows used in financing activities	(2,031)	(3,099)
Net increase/ (decrease) in cash and cash equivalents	1	(5)
China Eastern Airlines Wuhan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Revenue	4,743	4,559
Total expenses	4,424	4,340
Profit for the year	319	219
Total comprehensive income for the year	328	217
Current assets	369	237
Non-current assets	7,917	7,048
Current liabilities	1,611	1,634
Non-current liabilities	2,897	1,944
Net cash flows from operating activities	885	775
Net cash flows used in investing activities	(222)	(534)
Net cash flows used in financing activities	(666)	(243)
Net increase/ (decrease) in cash and cash equivalents	¥ (3)	¥ (2)